Annual Fund Operating Expenses - Class S - Thrivent Money Market Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.35%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.39%

[1]	The Adviser has contractually agreed, through at least February 28, 2022, to waive a portion of the management fees associated with the Class S shares of the Thrivent Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.